Financial risk management - Undiscounted contractual cash flows (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total specified	$ 48,221	$ 51,234
Due within 1 year [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total specified	14,668	12,756
Due between 1 and 2 years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total specified	5,331	8,506
Due between 3 and 4 years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total specified	4,810	6,023
Due between 5 and 10 years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total specified	11,913	11,045
Due after 10 years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total specified	$ 11,498	$ 12,905